Redeemable Stock of Subsidiaries (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) series	Dec. 31, 2021 USD ($)	Sep. 30, 2022	Sep. 13, 2021	Jun. 30, 2021 USD ($)	Mar. 31, 2021	Dec. 31, 2020 USD ($)
Temporary Equity [Line Items]
Temporary Equity, Accretion to Redemption Value	$ 0	$ 4
Redeemable Preferred Stock Dividends	(64)	0
Temporary equity carrying amount	1,321	1,257					$ 872
Temporary Equity, Stock Issued During Period, Value, New Issues	168	0
Temporary Equity, Net Income	(87)	(6)
Temporary Equity, Interest in Subsidiary Earnings	$ 67	579
Potengi
Temporary Equity [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	35.50%
AIMCo
Temporary Equity [Line Items]
Temporary equity carrying amount					$ 81
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners			25.00%			25.00%
Colon
Temporary Equity [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners				49.90%
Noncontrolling Interest [Member]
Temporary Equity [Line Items]
Temporary Equity, Other Changes	$ (60)	(211)
Colon [Domain]
Temporary Equity [Line Items]
Redeemable noncontrolling interest, percentage acquired by parent				49.90%
IPALCO Enterprises, Inc. [Member]
Temporary Equity [Line Items]
Redeemable Noncontrolling Interest, Equity, Common, Carrying Amount	782	700
IPL Subsidiary
Temporary Equity [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 0	60
Number of preferred stock series | series	5
AES Clean Energy
Temporary Equity [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 436	497
CDPQ
Temporary Equity [Line Items]
Limited Partners' Contributed Capital	77
Temporary Equity, Interest in Subsidiary Earnings	48	34
AES Clean Energy Development
Temporary Equity [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	86	0
Temporary Equity, Stock Issued During Period, Value, New Issues	157
Potengi
Temporary Equity [Line Items]
Redeemable Noncontrolling Interest, Equity, Preferred, Carrying Amount	$ 17	0
Sale of Stock, Description of Transaction	24
Sale of Stock, Consideration Received on Transaction	$ 12
Other Comprehensive Income (Loss) [Member]
Temporary Equity [Line Items]
Temporary Equity, Other Changes	$ 40	$ 19